STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Allocated shares	148,537	146,163
Unallocated shares	160,910	170,759
Total ESOP shares	309,447	316,922
Fair value of unallocated ESOP shares	$ 2,124,012	$ 2,988,283